Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	827,888,740.58	32,661
Principal Payments	23,291,369.99	519
Defaulted Receivables	567,917.06	20
Repurchased Accounts	0.00	0
Pool Balance at 10/31/20	804,029,453.53	32,122

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.85%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	18,700,608.20	776
Past Due 61-90 days	4,353,088.56	188
Past Due 91-120 days	701,376.27	31
Past Due 121+ days	0.00	0
Total	23,755,073.03	995

Total 31+ Delinquent as % Ending Pool Balance	2.95%
Total 61+ Delinquent as % Ending Pool Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	251,797.42
Aggregate Net Losses/(Gains) - October 2020	316,119.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.46%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	100,503,681.69
Actual Overcollateralization	78,206,253.46
Weighted Average APR	8.55%
Weighted Average Remaining Term	64.43

Flow of Funds	$ Amount

Collections	29,432,526.27
Investment Earnings on Cash Accounts	1,233.81
Servicing Fee(1)	(862,384.10)
Transfer to Collection Account	-
Available Funds	28,571,375.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	221,729.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	28,201,802.57
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-
(16) Collection Account Redeposits	-

Total Distributions of Available Funds	28,571,375.98

Servicing Fee	862,384.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 10/15/20	754,025,002.64
Principal Paid	28,201,802.57
Note Balance @ 11/16/20	725,823,200.07

Class A-1
Note Balance @ 10/15/20	83,055,002.64
Principal Paid	28,201,802.57
Note Balance @ 11/16/20	54,853,200.07
Note Factor @ 11/16/20	42.1947693%

Class A-2
Note Balance @ 10/15/20	342,800,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	342,800,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-3
Note Balance @ 10/15/20	157,600,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	157,600,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	69,260,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	69,260,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	44,170,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	44,170,000.00
Note Factor @ 11/16/20	100.0000000%

Class D
Note Balance @ 10/15/20	37,660,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	37,660,000.00
Note Factor @ 11/16/20	100.0000000%

Class E
Note Balance @ 10/15/20	19,480,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	19,480,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	369,573.41
Total Principal Paid	28,201,802.57
Total Paid	28,571,375.98

Class A-1
Coupon	0.20633%
Interest Paid	15,232.66
Principal Paid	28,201,802.57
Total Paid to A-1 Holders	28,217,035.23

Class A-2
Coupon	0.47000%
Interest Paid	134,263.33
Principal Paid	0.00
Total Paid to A-2 Holders	134,263.33

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	0.00
Total Paid to A-3 Holders	72,233.33

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4614073
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.2095616
Total Distribution Amount	35.6709689

A-1 Interest Distribution Amount	0.1171743
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	216.9369428
Total A-1 Distribution Amount	217.0541171

A-2 Interest Distribution Amount	0.3916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3916667

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4583333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/20	12,989,245.45
Investment Earnings	1,100.20
Investment Earnings Paid	(1,100.20)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$11,369,443.42	$8,362,889.20	N/A
Number of Extensions	430	299	N/A
Ratio of extensions to Beginning of Period Receivables Balance	1.37%	0.97%	N/A

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.